Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property and equipment, net consisted of the following:

	June 30, 2022	December 31, 2021
Pilot production equipment	$4,186	$4,041
Lab equipment	2,292	2,287
Leasehold improvements	3,439	3,439
Computers and software	21	157
Furniture and fixtures	85	85
Vehicles	89	—

	10,112	10,009
Less: accumulated depreciation and amortization	(6,460)	(5,799)

Property and equipment, net	$3,652	$4,210

Property and equipment, net consisted of the following as of December 31:

	2021	2020
Pilot production equipment	$4,041	$2,178
Lab equipment	2,287	2,313
Leasehold improvements	3,439	3,437
Construction in progress	—	1,550
Computers and software	157	152
Furniture and fixtures	85	85

	10,009	9,715
Less: accumulated depreciation and amortization	(5,799)	(4,464)

Total property and equipment, net	$4,210	$5,251